Long-term Incentive Plans (Details 5)	12 Months Ended
	Jan. 31, 2023 $ / shares shares	Jan. 31, 2023 $ / shares shares	Jan. 31, 2022 $ / shares	Jan. 31, 2021 $ / shares
Statement [Line Items]
Weighted Average Exercise Price Outstanding Beginnig	$ 0.76		$ 2.56	$ 3.82
Weighted average exercise price, Granted	0.17		0.48	1.03
Weighted Average Exercise Price Outstanding Ending	$ 0.38		$ 0.76	$ 2.56
Weighted average remaining contractual life, Granted	3 years	3 years	2 years 4 months 28 days	3 years 3 days
Weighted average remaining contractual life, outstanding, ending	1 year 11 months 4 days	1 year 11 months 4 days	1 year 11 months 23 days	2 years 2 months 8 days
Share Purchase Options of MedMelior[Member]
Statement [Line Items]
Granted | shares	1,100,000	1,100,000
Outstanding, Ending | shares	1,100,000	1,100,000
Weighted average exercise price, Granted		$ 0.10
Weighted Average Exercise Price Outstanding Ending		$ 0.10
Weighted average remaining contractual life, Granted	3 years	3 years
Weighted average remaining contractual life, outstanding, ending	2 years 10 months 28 days	2 years 10 months 28 days